Goldman Sachs Global Core Fixed Income Fund Expense Example - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Global Core Fixed Income Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 459
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	1,654
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	561
Expense Example, with Redemption, 5 Years	983
Expense Example, with Redemption, 10 Years	2,159
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	409
Expense Example, with Redemption, 10 Years	943
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,523
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,038
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	$ 931